Segment reporting (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue from contracts with customers	R$ 2,589,960,000	R$ 1,684,896,000	R$ 822,203,000
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	R$ 2,772,136,000	2,196,855,000	926,999,000
Threshold Percentage of Revenue	10.00%
BRAZIL
Disclosure of operating segments [line items]
Revenue from contracts with customers	R$ 936,213,000	R$ 534,113,000	210,397,000
Non-current assets percent	33.00%	29.00%
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	R$ 927,490,000	R$ 629,055,000	289,762,000
Latin America (Other than Brazil)
Disclosure of operating segments [line items]
Revenue from contracts with customers	188,968,000	186,156,000	144,410,000
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	75,238,000	45,073,000	42,875,000
UNITED KINGDOM
Disclosure of operating segments [line items]
Revenue from contracts with customers	150,228,000	175,091,000	132,617,000
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	108,155,000	111,350,000	115,549,000
North America [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	1,314,551,000	789,536,000	334,779,000
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	R$ 1,661,253,000	R$ 1,411,377,000	R$ 478,813,000